Offerings - Offering: 1	Oct. 27, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	3,500,000
Proposed Maximum Offering Price per Unit | $ / shares	3.31
Maximum Aggregate Offering Price	$ 11,585,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,599.89
Offering Note	Pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”), and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low prices reported for the registrant’s common stock, par value $0.001 per share (“Common Stock”), quoted on The Nasdaq Capital Market on October 22, 2025.Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares as may be issuable as a result of stock splits, stock dividends or similar transactions.Consists of (i) 1,000,000 shares of Common Stock issued to the selling stockholder, and (ii) up to 2,500,000 shares of Common Stock underlying the secured promissory note issued to the selling stockholder (f/k/a Green Cloud Holdings, LLC) on June 20, 2024, in a principal amount equal to $12.5 million, pursuant to that certain Modification Agreement, dated March 21, 2025, by and between Soluna AL CloudCo, LLC, Soluna Cloud, Inc., the registrant, and the selling stockholder.